Note 42 - Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss (Tables)	6 Months Ended
Jun. 30, 2018
Impairment or reversal of impairment on financial assets not measured at fair value through profir or loss
Table of Impairment or Reversal of Impairment on financial assets not measured at fair value through profir or loss
Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss (Millions of euros)
	June 2018	June 2017
Financial assets at fair value through other comprehensive income	(12)	(8)
Debt securities	(12)	(11)
Equity instruments	-	2
Financial assets at amortized cost	1,623	1,950
Of which: Recovery of written-off assets	(317)	(238)
Held to maturity investments		(1)
Total	1,611	1,941